UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	09/30/2007

Check here if Amendment:           |_|; Amendment Number: ____
This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Stockman Asset Management, Inc.

Address:  2700 King Avenue West
          Billings, MT 59102

13F File Number: 28-12190

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gary R. Lucas
Title:  Chief Executive Officer
Phone:  (406) 655-3960


Signature, Place and Date of Signing:


Gary R. Lucas		       Billings, Montana	       October 18, 2007
--------------------           ------------------           --------------------
     [Signature]                [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        28

Form 13F Information Table Value Total:   $158,187
                                          (in thousands)


List of Other Included Managers:     NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                           FORM 13F INFORMATION TABLE
                                       	STOCKMAN ASSET MANAGEMENT, INC.
                                               SEPTEMBER 30, 2007


COLUMN 1                        COLUMN  2           COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7    COLUMN 8

                                                                 VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP       (X$1000)   PRN AMT  PRN CALL   DISCRETION  MGRS   SOLE  SHARED  NONE
--------------                  --------------      -----       --------   -------  --- ----   ----------  ----   ----  ------  ----
AMERICAN INTL GP INC            COM                 026874107     239       3,534   SH	       SOLE	   NONE	     	       3,534
AMGEN INC                       COM                 031162100   7,357     130,044   SH	       SOLE	   NONE	   2,470     127,574
ASTRAZENECA, PLC                SPONSORED ADR       046353108   6,984     139,490   SH         SOLE        NONE    2,740     136,750
AVON PRODUCTS INC		COM                 054303102   7,154     190,618   SH         SOLE        NONE    3,530     187,088
BB&T CORP                       COM                 054937107     220       5,440   SH         SOLE        NONE                5,440
BANK OF AMERICA CORP            COM                 060505104   7,453     148,253   SH         SOLE        NONE    3,080     145,173
CITIGROUP INC	                COM                 172967101   6,806     145,836   SH         SOLE        NONE    3,100     142,736
GANNETT INC		        COM                 364730101   5,766     131,928   SH         SOLE        NONE    2,400     129,528
GLAXOSMITHKLINE PLC             SPON ADR    	    37733W105   6,540     122,920   SH         SOLE        NONE    2,630     120,290
HSBC HLDNGS PLC                 SPON ADR NEW        404280406     230       2,480   SH         SOLE        NONE                2,480
HOME DEPOT INC		        COM                 437076102	5,874     181,068   SH         SOLE        NONE    3,550     177,518
HUNTINGTON BANCSHARES INC       COM                 446150104     222      13,090   SH         SOLE        NONE               13,090
JOHNSONS & JOHNSONS             COM                 478160104   6,746     102,678   SH         SOLE        NONE    2,170     100,508
JP MORGAN CHASE & CO            COM                 46625H100   7,752     169,183   SH         SOLE        NONE    2,790     166,393
KIMBERLY CLARK		        COM                 494368103   6,664      94,835   SH         SOLE        NONE    1,850      92,985
LILLY ELI                	COM                 532457108   6,570     115,396   SH         SOLE        NONE    2,390     113,006
LOWES COS INC			COM		    548661107	5,893     210,316   SH         SOLE        NONE    3,860     206,456
MBIA INC	                COM                 55262C100   6,668     109,210   SH         SOLE        NONE    2,010     107,200
PFIZER             	 	COM                 717081103   6,279     257,006   SH         SOLE        NONE    6,200     250,806
SARA LEE CORP	                COM                 803111103   6,310     378,055   SH         SOLE        NONE    7,720     370,335
STATE STR CORP                  COM                 857477103     389       5,714   SH         SOLE        NONE                5,714
3M CO                           COM                 88579Y101   7,866      84,058   SH         SOLE        NONE    1,890      82,168
US BANCORP DEL		        COM NEW             902973304   7,184     220,813   SH         SOLE        NONE    4,550     216,263
WACHOVIA CORP 2ND NEW           COM		    929903102   7,709     153,725   SH         SOLE        NONE    2,850     150,875
WAL MART STORES INC             COM                 931142103   6,788     155,515   SH         SOLE        NONE    3,340     152,175
WASHINGTON MUTUAL INC           COM                 939322103   6,664     188,723   SH         SOLE        NONE    4,120     184,603
WELLS FARGO & CO NEW            COM                 949746101   7,440     208,858   SH         SOLE        NONE    4,340     204,518
WYETH                           COM                 983024100   6,422     144,154   SH         SOLE        NONE    3,210     140,944

